Income taxes - Summary of Income (Loss) Before Income Tax Expense (Benefit) by Jurisdiction (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Income (loss) before income tax expense (benefit)	$ 138,486	$ 69,374	$ 127,324	$ (183,218)	$ 29,020	$ (15,312)	$ 52,991	$ 134,633	$ 151,966	$ 201,332	$ (321,479)
Bermuda
Operating Loss Carryforwards [Line Items]
Income (loss) before income tax expense (benefit)									113,646	197,973	(273,697)
United States
Operating Loss Carryforwards [Line Items]
Income (loss) before income tax expense (benefit)									38,159	3,245	(47,771)
United Kingdom
Operating Loss Carryforwards [Line Items]
Income (loss) before income tax expense (benefit)									$ 161	$ 114	$ (11)